Annual Fund Operating Expenses	Dec. 29, 2025
Eldridge AAA CLO ETF | Eldridge AAA CLO ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Eldridge BBB-B CLO ETF | Eldridge BBB-B CLO ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%